Compensation and benefits (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Compensation and benefits
Salaries and variable compensation	SFr 7,733	SFr 7,449	SFr 8,421
Social security	554	567	620
Other	818	848	923
Compensation and benefits	9,105	8,864	9,964
Defined benefit and defined contribution
Compensation and benefits
Defined Benefit Plan, Service Cost	502	533
International | Defined benefit pension plans
Compensation and benefits
Defined Benefit Plan, Service Cost	14	16	22
International | Other post-retirement defined benefit plans
Compensation and benefits
Defined Benefit Plan, Service Cost	SFr 0	SFr 0	SFr 0